Current and Long-Term Debt - 2017 credit facility (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) tranche	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,767,193,000	$ 1,882,681,000
2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 172,000,000.0
Number of borrowing tranches | tranche	5
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Deposit in debt service reserve account		4,100,000
Debt outstanding		$ 141,800,000
2017 Credit Facility - Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Number of borrowing tranches | tranche	2
2017 Credit Facility - Commercial Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 15,000,000.0
Borrowings instrument term	6 years
Repayment profile term	15 years
2017 Credit Facility - Commercial Tranche One [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.25%
2017 Credit Facility - Commercial Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 25,000,000.0
Borrowings instrument term	9 years
Repayment profile term	15 years
2017 Credit Facility - Commercial Tranche Two [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.25%
2017 Credit Facility - KEXIM Funded Tranche and GIEK Guaranteed Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings instrument term	12 years
Repayment profile term	12 years
2017 Credit Facility - KEXIM Funded Tranche and GIEK Guaranteed Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.15%
2017 Credit Facility - KEXIM Funded Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 52,000,000.0
2017 Credit Facility - GIEK Guaranteed Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	32,000,000.0
2017 Credit Facility - KEXIM Guaranteed Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 48,000,000.0
Borrowings instrument term	12 years
Repayment profile term	12 years
2017 Credit Facility - KEXIM Guaranteed Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.60%
Vessels [member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel		7
Availability to finance vessels, percentage of contract price		60.00%
Availability to finance vessels, percentage of fair market value		60.00%
EBITDA To Interest Expense Ratio - Period One [Member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum	1.50
EBITDA To Interest Expense Ratio - Period Two [Member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum	2.50
Consolidated Liquidity Requirement - Scenario One [Member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000